NUVEEN SUSTAINABLE CORE ETF

SUPPLEMENT DATED FEBRUARY 12, 2026

TO THE STATUTORY PROSPECTUS DATED NOVEMBER 28, 2025

At the recommendation of Nuveen Fund Advisors, LLC, the investment adviser to the Nuveen Sustainable Core ETF (the “Fund”), the Board of Trustees of Nushares ETF Trust approved the closure and liquidation of the Fund. Therefore, the Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about April 13, 2026 (the “Liquidation Date”).

The last day of secondary market trading of Fund shares will be April 6, 2026. The Fund will also cease accepting creation orders after the close of business on that date. Existing shareholders may sell Fund shares through a broker in the standard manner through this date. Customary brokerage charges may apply to such transactions. In addition, Fund shareholders may continue to reinvest dividends and capital gains distributions received from the Fund through this date. The Fund reserves the right to modify the extent to which sales of shares are limited prior to the Fund’s liquidation.

From April 6, 2026 through the Liquidation Date, there is no assurance that there will continue to be a market for the Fund’s shares. When the Fund commences the liquidation of its portfolio, which is anticipated to occur on or around April 6, 2026, but may occur sooner, the liquidation process will result in the Fund expecting to increase its cash holdings and will likely deviate from its investment objective, strategies, and policies stated in its Prospectus and SAI from this date until the Liquidation Date.

It is anticipated that any shareholder remaining in the Fund after the last day of trading on April 6, 2026, will have their shares redeemed automatically on or around the Liquidation Date and receive cash through their broker or other financial intermediary thereafter in an amount equal to the net asset value of their shares as calculated on or about the Liquidation Date. This amount is expected to include any accrued capital gains and dividends. Shareholders remaining in the Fund that receive cash will not be charged any transaction fees by the Fund. However, the net asset value of the Fund on the date of the automatic redemption will reflect the costs of liquidating and closing the Fund. Whether you sell your shares or your shares are automatically redeemed as described, you will generally recognize a capital gain (or loss) equal to the amount you receive for your shares above (or below) your adjusted cost basis in such shares. Please consult your personal tax advisor about the potential tax consequences.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

NGN-NSCRPRO-0226P

NUVEEN DIVIDEND GROWTH ETF

NUVEEN WINSLOW LARGE-CAP GROWTH ESG ETF

SUPPLEMENT DATED FEBRUARY 12, 2026

TO THE STATUTORY PROSPECTUS DATED FEBRUARY 28, 2025

At the recommendation of Nuveen Fund Advisors, LLC, the investment adviser to the Nuveen Dividend Growth ETF and the Nuveen Winslow Large-Cap Growth ESG ETF (each, a “Fund” and, together, the “Funds”), the Board of Trustees of Nushares ETF Trust approved the closure and liquidation of each Fund. Therefore, each Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about April 13, 2026 (the “Liquidation Date”).

The last day of secondary market trading of each Fund’s shares will be April 6, 2026. The Funds will also cease accepting creation orders after the close of business on that date. Existing shareholders may sell a Fund’s shares through a broker in the standard manner through this date. Customary brokerage charges may apply to such transactions. In addition, each Fund’s shareholders may continue to reinvest dividends and capital gains distributions received from the Fund through this date. Each Fund reserves the right to modify the extent to which sales of shares are limited prior to the Fund’s liquidation.

From April 6, 2026 through the Liquidation Date, there is no assurance that there will continue to be a market for a Fund’s shares. When each Fund commences the liquidation of its portfolio, which is anticipated to occur on or around April 6, 2026, but may occur sooner, the liquidation process will result in the Fund expecting to increase its cash holdings and will likely deviate from its investment objective, strategies, and policies stated in its Prospectus and SAI from this date until the Liquidation Date.

It is anticipated that any shareholder remaining in a Fund after the last day of trading on April 6, 2026, will have their shares redeemed automatically on or around the Liquidation Date and receive cash through their broker or other financial intermediary thereafter in an amount equal to the net asset value of their shares as calculated on or about the Liquidation Date. This amount is expected to include any accrued capital gains and dividends. Shareholders remaining in a Fund that receive cash will not be charged any transaction fees by the Fund. However, the net asset value of such Fund on the date of the automatic redemption will reflect the costs of liquidating and closing the Fund. Whether you sell your shares or your shares are automatically redeemed as described, you will generally recognize a capital gain (or loss) equal to the amount you receive for your shares above (or below) your adjusted cost basis in such shares. Please consult your personal tax advisor about the potential tax consequences.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

NGN-NSCSPRO-0226P

NUVEEN SUSTAINABLE CORE ETF

SUPPLEMENT DATED FEBRUARY 12, 2026

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 28, 2025

At the recommendation of Nuveen Fund Advisors, LLC, the investment adviser to the Nuveen Sustainable Core ETF (the “Fund”), the Board of Trustees of Nushares ETF Trust approved the closure and liquidation of the Fund. Therefore, the Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about April 13, 2026 (the “Liquidation Date”).

The last day of secondary market trading of Fund shares will be April 6, 2026. The Fund will also cease accepting creation orders after the close of business on that date. Existing shareholders may sell Fund shares through a broker in the standard manner through this date. Customary brokerage charges may apply to such transactions. In addition, Fund shareholders may continue to reinvest dividends and capital gains distributions received from the Fund through this date. The Fund reserves the right to modify the extent to which sales of shares are limited prior to the Fund’s liquidation.

From April 6, 2026 through the Liquidation Date, there is no assurance that there will continue to be a market for the Fund’s shares. When the Fund commences the liquidation of its portfolio, which is anticipated to occur on or around April 6, 2026, but may occur sooner, the liquidation process will result in the Fund expecting to increase its cash holdings and will likely deviate from its investment objective, strategies, and policies stated in its Prospectus and SAI from this date until the Liquidation Date.

It is anticipated that any shareholder remaining in the Fund after the last day of trading on April 6, 2026, will have their shares redeemed automatically on or around the Liquidation Date and receive cash through their broker or other financial intermediary thereafter in an amount equal to the net asset value of their shares as calculated on or about the Liquidation Date. This amount is expected to include any accrued capital gains and dividends. Shareholders remaining in the Fund that receive cash will not be charged any transaction fees by the Fund. However, the net asset value of the Fund on the date of the automatic redemption will reflect the costs of liquidating and closing the Fund. Whether you sell your shares or your shares are automatically redeemed as described, you will generally recognize a capital gain (or loss) equal to the amount you receive for your shares above (or below) your adjusted cost basis in such shares. Please consult your personal tax advisor about the potential tax consequences.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-NSCRSAI-0226P

NUVEEN DIVIDEND GROWTH ETF

NUVEEN WINSLOW LARGE-CAP GROWTH ESG ETF

SUPPLEMENT DATED FEBRUARY 12, 2026

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2025

At the recommendation of Nuveen Fund Advisors, LLC, the investment adviser to the Nuveen Dividend Growth ETF and the Nuveen Winslow Large-Cap Growth ESG ETF (each, a “Fund” and, together, the “Funds”), the Board of Trustees of Nushares ETF Trust approved the closure and liquidation of each Fund. Therefore, each Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about April 13, 2026 (the “Liquidation Date”).

The last day of secondary market trading of each Fund’s shares will be April 6, 2026. The Funds will also cease accepting creation orders after the close of business on that date. Existing shareholders may sell a Fund’s shares through a broker in the standard manner through this date. Customary brokerage charges may apply to such transactions. In addition, each Fund’s shareholders may continue to reinvest dividends and capital gains distributions received from the Fund through this date. Each Fund reserves the right to modify the extent to which sales of shares are limited prior to the Fund’s liquidation.

From April 6, 2026 through the Liquidation Date, there is no assurance that there will continue to be a market for a Fund’s shares. When each Fund commences the liquidation of its portfolio, which is anticipated to occur on or around April 6, 2026, but may occur sooner, the liquidation process will result in the Fund expecting to increase its cash holdings and will likely deviate from its investment objective, strategies, and policies stated in its Prospectus and SAI from this date until the Liquidation Date.

It is anticipated that any shareholder remaining in a Fund after the last day of trading on April 6, 2026, will have their shares redeemed automatically on or around the Liquidation Date and receive cash through their broker or other financial intermediary thereafter in an amount equal to the net asset value of their shares as calculated on or about the Liquidation Date. This amount is expected to include any accrued capital gains and dividends. Shareholders remaining in a Fund that receive cash will not be charged any transaction fees by the Fund. However, the net asset value of such Fund on the date of the automatic redemption will reflect the costs of liquidating and closing the Fund. Whether you sell your shares or your shares are automatically redeemed as described, you will generally recognize a capital gain (or loss) equal to the amount you receive for your shares above (or below) your adjusted cost basis in such shares. Please consult your personal tax advisor about the potential tax consequences.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-NSCSSAI-0226P